Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Commitments and Contingencies
17. Commitments and Contingencies
Commitments
The following table sets forth the Company’s future annual repayment of contractual commitments as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Contractual commitments by expected repayment date (off-balance sheet arrangements)
Film related obligations commitments (1)	$221.4	$45.6	$11.8	$4.5	$—	$—	$283.3
Interest payments (2)	126.3	39.5	9.9	3.1	—	—	178.8
Other contractual obligations	98.5	57.3	47.7	35.7	32.4	178.3	449.9

Total future commitments under contractual obligations (3)	$446.2	$142.4	$69.4	$43.3	$32.4	$178.3	$912.0

(1)	Film related obligations commitments are not reflected on the combined balance sheets as they did not then meet the criter ia fo r recognition and include the following items:

(i)
Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which the Company will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film.

(ii)	Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future.

(iii)
Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.

(2)
Includes cash interest payments on the Company’s Senior Credit Facilities and film related obligations, based on the applicable SOFR interest rates at March 31, 2024, net of payments and receipts from the Company’s interest rate swaps, and excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.

(3)
Not included in the amounts above are $123.3 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that the Company is unable to make sufficiently reliable estimations of future payments (see Note 11).

Multiemployer Benefit Plans.
The Company contributes to various multiemployer pension plans under the terms of collective bargaining agreements that cover its union-represented employees. The Company makes periodic contributions to these plans in accordance with the terms of applicable collective bargaining agreements and laws but does not sponsor or administer these plans. The risks of participating in these multiemployer pension plans are different from single-employer pension plans such that (i) contributions made by the Company to the multiemployer pension plans may be used to provide benefits to employees of other participating employers; (ii) if the Company chooses to stop participating in certain of these multiemployer pension plans, it may be required to pay those plans an amount based on the underfunded status of the plan, which is referred to as a withdrawal liability; and (iii) actions taken by a participating employer that lead to a deterioration of the financial health of a multiemployer pension plan may result in the unfunded obligations of the multiemployer pension plan to be borne by its remaining participating employers.
The Company does not participate in any multiemployer benefit plans that are considered to be individually significant to the Company, and as of March 31, 2024, all except two of the largest plans in which the Company participates were funded at a level of 80% or greater. The other two plans, the Motion Picture Industry Pension Plan and the Screen Actors Guild - Producers Pension Plan were funded at 71.20% and 79.06%, respectively, for the 2023 plan year, but neither of these plans were considered to be in endangered, critical, or critical and declining status in the 2023 plan year. Total contributions made by the Company to multiemployer pension and other benefit plans for the years ended March 31, 2024, 2023 and 2022 were $58.0 million, $87.0 million and $90.4 million, respectively.
Contingencies
From time to time, the Company is involved in certain claims and legal proceedings arising in the normal course of business.
The Company establishes an accrued liability for claims and legal proceedings when the Company determines that a loss is both probable and the amount of the loss can be reasonably estimated. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of any loss ultimately incurred in relation to matters for which an accrual has been established may be higher or lower than the amounts accrued for such matters.
As of March 31, 2024, the Company is not a party to any material pending claims or legal proceeding and is not aware of any other claims that it believes could, individually or in the aggregate, have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Insurance Litigation
During the fiscal year ended March 31, 2022, the Company settled with all of the insurers in its previous lawsuits related to insurance reimbursements associated with the previous Starz shareholder litigation settlement, which resulted in a net settlement amount received by the Company of $22.7 million in the fiscal year ended March 31, 2022, which is included in the “interest and other income” line item on the combined statement of operations.

Starz Business of Lions Gate Entertainment Corp
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Commitments and Contingencies
15. Commitments and Contingencies
Commitments
The following table sets forth the future annual repayment of contractual commitments as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027	2028	2029	Thereafter	Total
	(Amounts in millions)
Contractual commitments by expected repayment date (off-balance sheet arrangements)
Film related obligations commitments (1)	$231.5	$80.2	$22.3	$2.3	$—	$—	$336.3
Interest payments (2)	39.3	39.3	39.3	39.3	39.3	5.0	201.5
Other contractual obligations	59.2	21.5	7.8	—	—	—	88.5
Due to the LG Studios Business	396.4	224.4	3.4	2.2	—	—	626.4

Total future commitments under contractual obligations	$726.4	$365.4	$72.8	$43.8	$39.3	$5.0	$1,252.7

(1)
Film related obligations commitments include program rights commitments not reflected on the combined balance shee
ts as they did not then meet the criteria for recognition. Program rights commitments represent contractual commitments under programming license agreements related to third party commitments for our original series in production and films that are not available for exhibition until some future date (see below for further details).

(2)	Includes cash interest payments on the Starz Business’s corporate debt as of March 31, 2024.
The Starz Business has an exclusive multiyear output licensing agreement with Lionsgate for Lionsgate label titles theatrically released in the U.S. starting January 1, 2022, for Summit label titles theatrically released in the U.S. starting January 1, 2023 and an exclusive multiyear post pay-one
output licensing agreement with Universal for live-action films theatrically released in the U.S. starting January 1, 2022. The programming fees to be paid by the Starz Business under these arrangements are based on the quantity and domestic theatrical exhibition receipts of qualifying films. The Starz Business is unable to estimate the amounts to be paid under these agreements for films that have not yet been released in theaters, however, such amounts are expected to be significant.
The Starz Business also has certain
run-of-series
licensing commitments. Such commitments would obligate the Starz Business to license a future series of programming once the series is approved for production. The Starz Business is unable to estimate the amounts to be paid under these commitments, however, such amounts may be significant.
Multiemployer Benefit Plans.
The Starz Business contributes to various multiemployer pension plans under the terms of collective bargaining agreements. The Starz Business makes periodic contributions to these plans in accordance with the terms of applicable collective bargaining agreements and laws but does not sponsor or administer these plans. The risks of participating in these multiemployer pension plans are different from single-employer pension plans such that (i) contributions made by the Starz Business to the multiemployer pension plans may be used to provide benefits to employees of other participating employers; (ii) if the Starz Business chooses to stop participating in certain of these multiemployer pension plans, it may be required to pay those plans an amount based on the underfunded status of the plan, which is referred to as a withdrawal liability; and (iii) actions taken by a participating employer that lead to a deterioration of the financial health of a multiemployer pension plan may result in the unfunded obligations of the multiemployer pension plan to be borne by its remaining participating employers.
The Starz Business does not participate in any multiemployer benefit plans that are considered to be individually significant to the Starz Business, and as of March 31, 2024, all except two of the largest plans in which the Starz Business participates were funded at a level of 80% or greater. The other two plans, the Motion Picture Industry Pension Plan and the Screen Actors Guild - Producers Pension Plan were funded at 71.2% and 79.06%, respectively for the 2023 plan year, but neither of these plans were considered to be in endangered, critical, or critical and declining status in the 2023 plan year. Total contributions made by the Starz Business to multiemployer pension and other benefit plans for the years ended March 31, 2024, 2023 and 2022 were $1.7 million, $3.3 million and $2.4 million, respectively, related to continuing operations.
If the Starz Business ceases to be obligated to make contributions or otherwise withdraws from participation in any of these plans, applicable law requires the Starz Business to fund its allocable share of the unfunded vested benefits, which is known as a withdrawal liability. In addition, actions taken by other participating employers may lead to adverse changes in the financial condition of one of these plans, which could result in an increase in the Starz Business’s withdrawal liability.
Contingencies
From time to time, the Starz Business is involved in certain claims and legal proceedings arising in the normal course of business.
The Starz Business establishes an accrued liability for claims and legal proceedings when the Starz Business determines that a loss is both probable and the amount of the loss can be reasonably estimated. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of any loss ultimately incurred in relation to matters for which an accrual has been established may be higher or lower than the amounts accrued for such matters.

As of March 31, 2024, the Starz Business is not a party to any material pending claims or legal proceedings and is not aware of any other claims that it believes could, individually or in the aggregate, have a material adverse effect on the Starz Business’s financial position, results of operations or cash flows.